GOODWILL AND INTANGIBLE ASSETS - Narrative (Details)		12 Months Ended
	Oct. 01, 2024 reportingUnit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 27, 2024 USD ($)
Goodwill [Line Items]
Gross goodwill		$ 477,400,000	$ 525,200,000
Accumulated impairment losses of goodwill		47,800,000	11,900,000
Goodwill		429,590,000	513,312,000	$ 497,453,000
Additions		414,000	20,000
Amortization expense		7,600,000	10,200,000	10,900,000
Impairment of goodwill and intangible assets		0	0	0
Number Of Reporting Units Identified For Potential Future Impairment | reportingUnit	2
Progressive Produce
Goodwill [Line Items]
Disposal Group, Including Discontinued Operation, Goodwill					$ 36,000,000.0
Progressive Produce | Progressive Produce
Goodwill [Line Items]
Ownership percentage					65.00%
Diversified produce
Goodwill [Line Items]
Goodwill		273,275,000	273,275,000	273,275,000
Percentage Of Reporting Unit Fair Value In Excess Of Carrying Value	0.10
Diversified Fresh Produce - Americas & ROW
Goodwill [Line Items]
Goodwill		15,407,000	$ 88,761,000	$ 88,553,000
Percentage Of Reporting Unit Fair Value In Excess Of Carrying Value	0.08
DOLE brand
Goodwill [Line Items]
Gross Carrying Amount		$ 306,280,000